Supplementary Oil And Gas Information (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 995,482	$ 692,495	$ 414,238
Future production costs	(305,959)	(244,036)	(208,604)
Future development costs and asset retirement obligations	(86,658)	(80,374)	(76,097)
Future income taxes	(137,288)	(83,144)	(27,536)
Future net cash flows	465,577	284,941	102,001
10% annual discount for timing of future cash flows	(328,579)	(202,157)	(74,490)
Standardized measure of future net cash flows	136,998	82,784	27,511	$ 63,525
North America
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	986,672	679,123	404,193
Future production costs	(303,270)	(238,144)	(203,599)
Future development costs and asset retirement obligations	(83,803)	(77,375)	(72,935)
Future income taxes	(136,905)	(81,860)	(27,178)
Future net cash flows	462,694	281,744	100,481
10% annual discount for timing of future cash flows	(327,333)	(201,227)	(74,395)
Standardized measure of future net cash flows	135,361	80,517	26,086
North Sea
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	1,506	7,791	5,873
Future production costs	(691)	(4,074)	(3,259)
Future development costs and asset retirement obligations	(1,416)	(1,857)	(2,130)
Future income taxes	517	(719)	(141)
Future net cash flows	(84)	1,141	343
10% annual discount for timing of future cash flows	84	(142)	278
Standardized measure of future net cash flows	0	999	621
Offshore Africa
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	7,304	5,581	4,172
Future production costs	(1,998)	(1,818)	(1,746)
Future development costs and asset retirement obligations	(1,439)	(1,142)	(1,032)
Future income taxes	(900)	(565)	(217)
Future net cash flows	2,967	2,056	1,177
10% annual discount for timing of future cash flows	(1,330)	(788)	(373)
Standardized measure of future net cash flows	$ 1,637	$ 1,268	$ 804